RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
RESTRUCTURING COSTS	RESTRUCTURING COSTS
In November 2023, the Company announced a restructuring consisting of a workforce reduction aimed at rationalizing the Company’s cost structure and improving its ability to reach its profitability objectives. The restructuring is completed as at December 31, 2023.

During the year ended December 31, 2023, the Company incurred $1,426,487 of expenses in connection with the restructuring, related to employee transition, severance payments and employee benefits:

The following table summarizes the activities related to the restructuring for the year ended December 31, 2023:

2023
$
Expenses	1,426,487
Payments	(714,865)
Liability as of December 31, 2023	711,622

The liability as of December 31, 2023 for restructuring costs is included in trade and other payables on the consolidated statements of financial position, as it is expected to be paid within 12 months.